Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	$ 52,933	$ 40,647
Carrying amount of associated liabilities recognized on balance sheet	31,278	19,822
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	44,524	36,742
Carrying amount of associated liabilities recognized on balance sheet	23,374	16,470
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	2,110	1,220
Carrying amount of associated liabilities recognized on balance sheet	1,976	1,050
Debt securities classified as Other financial assets measured at amortized cost that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	6,299	2,685
Carrying amount of associated liabilities recognized on balance sheet	$ 5,928	$ 2,302